UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities – 1.9%
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M2, 0.68%, 3/25/35 (a)	$5,890		$5,541,412
Freddie Mac Mortgage-Backed Securities, Series T-11, Class A9, 2.65%, 1/25/28 (a)	2,058		1,942,772
Securitized Asset-Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.67%, 10/25/35 (a)	1,875		1,138,905
Small Business Administration Participation Certificates Class 1:
Series 1996-20E, 7.60%, 5/01/16	112		119,429
Series 1996-20G, 7.70%, 7/01/16	173		185,507
Series 1996-20H, 7.25%, 8/01/16	211		225,905
Series 1996-20K, 6.95%, 11/01/16	307		330,405
Series 1997-20C, 7.15%, 3/01/17	133		144,736
			9,629,071
Interest Only Asset-Backed Securities – 0.2
Small Business Administration, Series 1, 2.00%, 4/01/15	1,483		12,976
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	4,379		333,879
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29	7,753		605,698
			952,553
Total Asset-Backed Securities – 2.1%			10,581,624

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.4%
Collateralized Mortgage Obligation Trust, Series 40, Class R, 0.58%, 4/01/18	96		96
Countrywide Alternative Loan Trust, Series 2005-28CB, Class 1A5, 5.50%, 8/25/35	168		166,093
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	850		821,649
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.51%, 10/25/35 (a)	2,969		2,111,998

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
JPMorgan Mortgage Trust, Series 2006-A7, Class 2A2, 2.72%, 1/25/37 (a)	$356		$244,932
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 16.20%, 8/25/23 (a)	51		57,068
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	2,360		2,516,703
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 2.83%, 8/25/34 (a)	1,388		1,308,019
			7,226,558
Commercial Mortgage-Backed Securities — 0.5%
Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420		2,593,197
Interest Only Collateralized Mortgage Obligations — 1.0%
Bank of America Mortgage Securities Inc., Series 2003-3, Class 1A, 0.27%, 5/25/33 (a)	62,999		396,139
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	924		148,404
Collateralized Mortgage Obligation Trust, Series 42, Class R, 6.00%, 10/01/14	—	(c)	18
First Boston Mortgage Securities Corp., Series C, 10.97%, 4/25/17	19		2,623
GSMPS Mortgage Loan Trust, Series 1998-5, 0.11%, 6/19/27 (a)(b)	4,240		92,523
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	94,441		472,204
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.98%, 4/25/34	11,591		128,585
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	493		63,024
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	544		50,741
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.08%, 3/20/35 (a)	37,991		617,355
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 5.19%, 8/25/36 (a)	25,532		2,760,628

BLACKROCK INCOME TRUST, INC.	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (concluded)
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.04%, 5/15/29 (a)	$51,965		$89,769
			4,822,013
Interest Only Commercial Mortgage-Backed Securities — 0.0%
CS First Boston Mortgage Securities Corp., Series 1997-C1, Class AX, 1.31%, 6/20/29 (a)(b)	2,459		52,723
Principal Only Collateralized Mortgage Obligations — 0.6%
Countrywide Home Loan Mortgage Pass- Through Trust:
Series 2003-26, 8/25/33	1,349		1,297,264
Series 2003-J4, 6/25/33	277		264,652
Series 2003-J5, 7/25/33	408		390,382
Series 2003-J8, 9/25/23	312		307,175
Drexel Burnham Lambert CMO Trust, Class 1:
Series K, 9/23/17	8		7,516
Series V, 9/01/18	22		21,817
MASTR Asset Securitization Trust, Series 2004-3, Class 4A15, 3/25/34	53		48,973
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2/25/36	796		590,688
Structured Mortgage Asset Residential Trust, Series 1993- 3C, Class CX, 4/25/24	7		5,337
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 11/25/35	507		319,142
			3,252,946
Total Non-Agency Mortgage-Backed Securities – 3.5%			17,947,437

US Government Sponsored Agency Securities
Agency Obligations — 2.5%
Federal Housing Administration:
General Motors Acceptance Corp. Projects, Series 56, 7.43%, 1/01/22	205		200,657
Merrill Projects, Series 54, 7.43%, 5/15/23	2		1,855
Reilly Projects, Series 41, 8.28%, 3/01/20	208		207,084
USGI Projects, Series 87, 7.43%, 12/01/22	63		62,052
USGI Projects, Series 99, 7.43%, 6/01/21	4,178		4,094,757
USGI Projects, Series 99, 7.43%, 10/01/23	1558		151,569

US Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations (concluded)
Resolution Funding Corp., 2.71%, 4/15/30 (d)	$13,000		$8,034,481
			12,752,455
Collateralized Mortgage Obligations — 13.1%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17	4		555
Series 89, Class 2, 8.00%, 10/01/18	6		837
Series 94, Class 2, 9.50%, 8/01/21	2		447
Series 1991-46, Class S, 2,461.75%, 5/25/21 (a)	—	(c)	4,879
Series 1991-87, Class S, 26.02%, 8/25/21 (a)	44		69,203
Series 1993-199, Class SB, 7.25%, 10/25/23 (a)	607		75,647
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	346		424,203
Series 1997-90, Class M, 6.00%, 1/25/28	4,994		865,804
Series 2003-32, Class VT, 6.00%, 9/25/15	903		904,266
Series 2003-135, Class PB, 6.00%, 1/25/34	12,264		14,500,343
Series 2004-31, Class ZG, 7.50%, 5/25/34	3,355		4,383,610
Series 2005-43, Class IC, 6.00%, 3/25/34	10		60
Series 2005-73, Class DS, 16.91%, 8/25/35 (a)	2,669		3,558,579
Series 2010-75, Class PI, 4.50%, 12/25/36	14,008		412,316
Series G-7, Class S, 1,116.37%, 3/25/21 (a)	—	(c)	3,883
Series G-12, Class S, 1,146.44%, 5/25/21 (a)	—	(c)	10,198
Series G-17, Class S, 1,055.17%, 6/25/21 (a)	—	(c)	4,737
Series G-33, Class PV, 1.08%, 10/25/21	236		4,315
Series G-49, Class S, 1,008.80%, 12/25/21 (a)	—	(c)	1,570
Series G92-5, Class H, 9.00%, 1/25/22	69		9,920
Series G92-12, Class C, 1.02%, 2/25/22	204		3,561
Freddie Mac Mortgage-Backed Securities:
Series 19, Class R, 16,195.30%, 3/15/20 (a)	—	(c)	1,072
Series 40, Class K, 6.50%, 8/17/24	311		360,468
Series 75, Class R, 9.50%, 1/15/21	—	(c)	2

BLACKROCK INCOME TRUST, INC.	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 75, Class RS, 28.10%, 1/15/21 (a)	$—	(c)	$2
Series 119, Class F, 8.50%, 3/15/20	68		73,646
Series 173, Class R, 9.00%, 11/15/21 (a)(b)	11		11
Series 173, Class RS, 9.23%, 11/15/21 (a)	—	(c)	11
Series 192, Class U, 1,009.03%, 2/15/22 (a)	—	(c)	54
Series 1043, Class H, 43.90%, 2/15/21 (a)	7,853		16,807
Series 1054, Class I, 859.64%, 3/15/21 (a)	—	(c)	1,353
Series 1057, Class J, 1.01%, 3/15/21	73		1,679
Series 1160, Class F, 39.10%, 10/15/21 (a)	16		32,023
Series 2218, Class Z, 8.50%, 3/15/30	4,910		5,706,077
Series 2542, Class UC, 6.00%, 12/15/22	6,568		7,356,838
Series 2758, Class KV, 5.50%, 5/15/23	9,021		10,176,116
Series 2927, Class BZ, 5.50%, 2/15/35 (a)	3,089		3,863,094
Series 2861, Class AX, 10.44%, 9/15/34 (a)	169		189,526
Series 3744, Class PI, 4.00%, 6/15/39	19,980		3,037,171
Series 3745, Class IN, 4.00%, 1/15/35 (a)	44,190		4,493,470
Ginnie Mae Mortgage-Backed Securities:
Series 1996-5, Class Z, 7.00%, 5/16/26	478		514,029
Series 2001-33, Class PB, 6.50%, 7/20/31	815		940,660
Series 2004-89, Class PE, 6.00%, 10/20/34	3,392		3,660,031
Series 2010-101, Class YT, 2.00%, 8/16/13	52,722		1,030,192
			66,693,265
Federal Deposit Insurance Corporation Guaranteed — 0.8%
Citigroup Funding, Inc., 1.88%, 10/22/12	3,800		3,825,369
Interest Only Collateralized Mortgage Obligations — 4.5%
Fannie Mae Mortgage-Backed Securities:
4.50%, 4/01/41	2,735		2,947,510
Series 1990-123, Class M, 1,009.50%, 10/25/20	—	(c)	518

US Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 1990-136, Class S, 19.80%, 11/25/20 (a)	$10,777		$16,543
Series 1991-99, Class L, 930.00%, 8/25/21	—	(c)	2,083
Series 1991-139, Class PT, 648.35%, 10/25/21	—	(c)	3,590
Series 1999-W4, 6.50%, 12/25/28	309		59,060
Series 2003-80, Class DI, 5.50%, 10/25/31	7,102		480,985
Series 2010-74, Class DI, 5.00%, 12/25/39	46,584		3,706,629
Series 2010-126, Class UI, 5.50%, 10/25/40	19,181		3,053,176
Series G-10, Class S, 1,080.00%, 5/25/21 (a)	—	(c)	11,722
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21	—	(c)	570
Series 200, Class R, 196,075.58%, 12/15/22 (a)	—	(c)	12
Series 1056, Class KD, 1.08%, 3/15/21	50		1,274
Series 1148, Class E, 1,167.37%, 10/15/21 (a)	—	(c)	3,814
Series 2559, 0.50%, 8/15/30 (a)	167		1,742
Series 2611, Class QI, 5.50%, 9/15/32	3,045		358,666
Series 2949, 5.50%, 3/15/35	505		25,197
Ginnie Mae Mortgage-Backed Securities (a):
Series 2007-41, Class SL, 6.46%, 7/20/37	9,578		1,695,180
Series 2011-52, Class MJ, 6.41%, 4/20/41	27,837		5,202,422
Series 2011-52, Class NS, 6.43%, 4/16/41	29,401		5,218,065
			22,788,758
Mortgage-Backed Securities — 104.7%
Fannie Mae Mortgage-Backed Securities:
3.50%, 6/13/42 (f)	7,000		7,346,718
4.00%, 1/01/41 – 6/13/42 (f)	55,323		58,952,363
4.50%, 8/01/25 – 6/13/42 (e)(f)(g)	175,212		190,885,375
5.00%, 1/01/23 - 6/13/42 (e)(f)	109,778		119,763,152
5.50%, 2/01/33 – 6/01/38 (f)(g)	75,725		82,976,653
5.97%, 8/01/16	3,025		3,460,867
6.00%, 6/13/42 (f)	21,800		23,997,030
6.50%, 12/01/37 - 10/01/39	38,614		43,593,730
7.50%, 2/01/22	—	(c)	115
9.50%, 1/01/19 - 9/01/19	2		2,652

BLACKROCK INCOME TRUST, INC.	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
0.20%, 10/01/34 (a)	$299	$310,263
2.48%, 1/01/35 (a)	199	202,361
2.73%, 11/01/17	13	14,019
5.00%, 2/01/22 - 4/01/22	816	879,014
9.00%, 9/01/20	43	48,898
Ginnie Mae Mortgage-Backed Securities:
7.50%, 8/15/21 - 12/15/23	172	185,177
8.00%, 10/15/22 - 8/15/27	67	75,314
9.00%, 6/15/18 - 9/15/21	8	7,999
		532,701,700
Principal Only Collateralized Mortgage Obligations — 0.4%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 2/01/23	17	15,517
Series 228, Class 1, 6/01/23	13	11,480
Series 1991-7, Class J, 2/25/21	18	16,007
Series 1993-51, Class E, 2/25/13	57	51,554
Series 1993-70, Class A, 5/25/23	9	8,285
Series 1996-68, Class SC, 1/25/24	225	6,255
Series 1997-50, Class SI, 4/25/23	302	11,053
Series 1999-W4, Class PO, 2/25/29	158	151,808
Series 2002-13, Class PR, 3/25/32	327	315,615
Series G92-60, Class SB, 10/25/22	213	9,028
Series G93-2, Class KB, 1/25/23	148	130,642
Freddie Mac Mortgage-Backed Securities:
Series 1418, Class M, 11/15/22	61	55,555
Series 1571, Class G, 8/15/23	385	351,441
Series 1691, Class B, 3/15/24	782	687,835
Series 1793, Class B, 2/15/24	11	11,192
Series T-8, Class A10, 11/15/28	127	121,563
		1,954,830
Total US Government Sponsored Agency Securities – 126.0%		640,716,377

US Treasury Obligations
US Treasury Bonds (e):
3.13%, 2/15/42	22,410	24,503,945
3.00%, 5/15/42	46,715	49,875,550
US Treasury Notes:
0.88%, 4/30/17 (e)	2,370	2,395,181
0.63%, 5/31/17 (e)	18,165	18,125,255
1.13%, 5/31/19	3,140	3,160,605
2.00%, 2/15/22 (e)	17,930	18,654,211
1.75%, 5/15/22 (e)	13,065	13,269,141
Total US Treasury Obligations – 25.6%		129,983,888
Total Long-Term Investments (Cost – $775,851,145) – 157.2%		799,229,326

Short-Term Securities	Par (000)	Value
Borrowed Bond Agreements — 3.7%
US Treasury Bills:
0.00%, Open[1]	$438	$437,800
0.13%, Open[1]	7,264	7,264,256
0.14%, Open[1]	938	938,400
0.15%, Open[1]	6,508	6,508,450
0.16%, Open[1]	101	100,750
0.16%, Open[1]	3,760	3,760,294
		19,009,950

	Shares
Money Market Fund — 0.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (h)(i)	2,214,550	2,214,550
Total Short-Term Securities (Cost – $21,224,500) – 4.1%		21,224,500
Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost – $797,075,645*) – 161.3%		820,453,826

Borrowed Bonds	Par (000)
US Treasury Notes:
1.25%, 2/15/14	$920	(935,237)
2.13%, 2/29/16	6,845	(7,258,376)
1.00%, 10/31/16	3,765	(3,832,062)
0.88%, 12/31/16	6,460	(6,535,201)
0.88%, 2/28/17	440	(445,053)
1.00%, 3/31/17	100	(101,688)
Total Borrowed Bonds (Proceeds – $18,486,329) – (3.7)%		(19,107,617)

TBA Sale Commitments (f)
Fannie Mae Mortgage-Backed Securities:
4.50%, 8/01/25 – 6/13/42	13,300	(14,245,548)
5.00%, 1/01/23 - 6/13/42	900	(970,734)
Total TBA Sale Commitments (Proceeds – $15,263,860) – (3.0)%		(15,216,282)

BLACKROCK INCOME TRUST, INC.	MAY 31, 2012	4

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Value
Total Investments, Net of Borrowed Bonds and TBA Sale Commitments – 154.6%	$786,129,927
Liabilities in Excess of Other Assets – (54.6)%	(277,594,919)
Net Assets – 100.0%	$508,535,008

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$797,062,694
Gross unrealized appreciation	$44,499,527
Gross unrealized depreciation	(21,108,395)
Net unrealized appreciation	$23,391,132

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

(a)	Variable rate security. Rate shown is as of report date.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Amount is less than $500.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of May 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
BNP Paribas	$524,766	$6,016
Credit Suisse Securities (USA) LLC	$34,460,936	$(63,533)
Goldman Sachs & Co.	$61,905,421	$(239,079)
JPMorgan Chase Securities, Inc.	$24,537,499	$76,264
Morgan Stanley & Co., Inc.	$321,328	$(1,172)
UBS AG	$(14,245,548)	$43,640

(g)	All or a portion of security has been pledged as collateral in connection with swaps.

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,958,025	(1,743,475)	2,214,550	$7,604

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

LIBOR	London-Interbank Offered Rate
TBA	To Be Announced

BLACKROCK INCOME TRUST, INC.	MAY 31, 2012	5

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of May 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Barclays Capital, Inc.	0.32%	5/11/12	6/13/12	$60,897,446	$60,886,081
BNP Paribas Securities Corp.	0.23%	5/31/12	6/01/12	18,096,997	18,096,881
BNP Paribas Securities Corp.	0.25%	5/31/12	6/01/12	6,547,545	6,547,500
BNP Paribas Securities Corp.	0.18%	5/31/12	6/01/12	49,342,965	49,342,719
Credit Suisse Securities (USA) LLC	0.17%	5/31/12	6/01/12	2,393,711	2,393,700
Credit Suisse Securities (USA) LLC	(0.02)%	5/31/12	6/01/12	5,511,309	5,511,312
Morgan Stanley & Co., Inc.	0.20%	5/31/12	6/01/12	3,207,418	3,207,400
Morgan Stanley & Co., Inc.	0.23%	5/31/12	6/01/12	53,343,578	53,343,238
Total				$199,340,969	$199,328,831

•	Financial futures contracts purchased as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
101	90-Day Euro Dollar	Chicago Mercantile	June 2012	$25,130,062	$2,910
115	90-Day Euro Dollar	Chicago Mercantile	September 2012	$28,590,437	8,091
43	Ultra Long US Treasury Bond	Chicago Board of Trade	September 2012	$7,267,000	196,304
44	90-Day Euro Dollar	Chicago Mercantile	December 2012	$10,932,900	1,566
16	90-Day Euro Dollar	Chicago Mercantile	March 2013	$3,974,800	600
57	90-Day Euro Dollar	Chicago Mercantile	June 2013	$14,158,088	1,759
51	90-Day Euro Dollar	Chicago Mercantile	September 2013	$12,666,488	4,318
18	90-Day Euro Dollar	Chicago Mercantile	December 2013	$4,469,400	1,975
Total					$217,523

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
143	2-Year US Treasury Note	Chicago Board of Trade	September 2012	$31,518,094	$(12,374)
784	5-Year US Treasury Note	Chicago Board of Trade	September 2012	$97,363,000	(187,202)
1,550	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$207,603,125	(1,972,394)
39	30-Year US Treasury Bond	Chicago Board of Trade	September 2012	$5,839,031	(98,436)
13	90-Day Euro Dollar	Chicago Mercantile	March 2014	$3,227,250	(2,798)
30	90-Day Euro Dollar	Chicago Mercantile	June 2014	$7,443,750	(15,581)
30	90-Day Euro Dollar	Chicago Mercantile	September 2014	$7,438,875	(5,831)
30	90-Day Euro Dollar	Chicago Mercantile	December 2014	$7,431,750	(8,595)
30	90-Day Euro Dollar	Chicago Mercantile	March 2015	$7,425,000	(19,499)
Total					$(2,322,710)

BLACKROCK INCOME TRUST, INC.	MAY 31, 2012	6

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Interest rate swaps outstanding as of May 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.83%[1]	3-month LIBOR	Deutsche Bank AG	7/27/12	$34,800	$(17,773)
4.88%[2]	3-month LIBOR	UBS AG	3/21/15	$25,000	2,922,494
4.87%[2]	3-month LIBOR	Goldman Sachs & Co.	1/25/16	$5,500	809,706
2.81%[2]	3-month LIBOR	Citibank NA	2/06/16	$20,000	1,475,232
5.72%[2]	3-month LIBOR	JPMorgan Chase & Co.	7/14/16	$5,400	1,065,575
4.31%[1]	3-month LIBOR	Deutsche Bank AG	10/01/18	$60,000	(11,263,637)
3.43%[2]	3-month LIBOR	JPMorgan Chase & Co.	3/28/21	$6,000	1,152,607
5.41%[2]	3-month LIBOR	JPMorgan Chase & Co.	8/15/22	$9,565	3,309,824
Total					$(545,972)

[1]	Trust pays a fixed interest rate and receives floating rate.

[2]	Trust pays a floating rate and receives fixed rate.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK INCOME TRUST, INC.	MAY 31, 2012	7

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$9,629,071	$952,553	$10,581,624
Non-Agency Mortgage-Backed Securities	—	13,968,551	3,978,886	17,947,437
US Government Sponsored Agency Securities	—	635,997,293	4,719,084	640,716,377
US Treasury Obligations	—	129,983,888	—	129,983,888
Short-Term Securities:
Borrowed Bond Agreements	—	19,009,950	—	19,009,950
Money Market Fund	$2,214,550	—	—	2,214,550
Liabilities:
Investments:
Long-Term Investments:
Borrowed Bonds	—	(19,107,617)	—	(19,107,617)
TBA Sale Commitments	—	(15,216,282)	—	(15,216,282)
Total	$2,214,550	$774,264,854	$9,650,523	$786,129,927

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$217,523	$10,735,438	—	$10,952,961
Liabilities:
Interest rate contracts	(2,322,710)	(11,281,410)	—	(13,604,120)
Total	$(2,105,187)	$(545,972)	—	$(2,651,159)

[1]	Derivative financial instruments are swaps and financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$2,000,000	—	—	$2,000,000
Cash pledged as collateral for swaps	2,464,000	—	—	2,464,000
Cash pledged as collateral for reverse repurchase agreements	841,000	—	—	841,000
Liabilities:
Cash held as collateral for swaps	(4,300,000)	—	—	(4,300,000)
Reverse repurchase agreements	—	$(199,328,831)	—	(199,328,831)
Total	$1,005,000	$(199,328,831)	—	$(198,323,831)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2012.

BLACKROCK INCOME TRUST, INC.	MAY 31, 2012	8

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

Certain of the Trust’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening balance, as of August 31, 2011	$1,038,628	$4,432,527	$5,096,285	$10,567,440
Transfers into Level 3[1]	—	—	—	—
Transfers out of Level 3[1]	—	—	—	—
Accrued discounts/premiums	(298,457)	44,888	(10,407)	(263,976)
Realized gain (loss)	—	(385)	(10,541)	(10,926)
Change in unrealized appreciation/depreciation[2]	212,382	(371,266)	(72,473)	(231,357)
Purchases	—	—	—	—
Sales	—	(126,878)	(283,780)	(410,658)
Closing balance, as of May 31, 2012	$952,553	$3,978,886	$4,719,084	$9,650,523

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.

[2]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2012 was $(231,357).

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK INCOME TRUST, INC.	MAY 31, 2012	9

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: July 25, 2012